Summary of Significant Accounting Policies - Schedule of Property and Equiipment Useful Life (Details)	6 Months Ended
Dec. 31, 2020
Buildings [Member] | Minimum [Member]
Property, plant and equipment useful life	10 years
Buildings [Member] | Maximum [Member]
Property, plant and equipment useful life	50 years
Leasehold Improvements [Member]
Estimated useful lives	Lesser of useful life and lease term
Machinery Equipment [Member] | Minimum [Member]
Property, plant and equipment useful life	5 years
Machinery Equipment [Member] | Maximum [Member]
Property, plant and equipment useful life	10 years
Transportation Vehicles [Member]
Property, plant and equipment useful life	5 years
Office Equipment and Furniture [Member]
Property, plant and equipment useful life	5 years